Average Annual Total Returns		12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended	124 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		25.02%	14.53%	14.60%	13.10%	13.04%
Solactive Power Factor® High Dividend GTR Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive Power Factor® High Dividend GTR Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		10.43%	8.17%	8.65%
WBI BullBear Value 3000 ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		3.53%	1.58%		2.69%	2.25%
Performance Inception Date	Aug. 25, 2014
WBI BullBear Value 3000 ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		3.25%	1.27%		2.43%	2.00%
WBI BullBear Value 3000 ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.30%	1.17%		2.08%	1.73%
WBI BullBear Yield 3000 ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.71%	1.26%		1.42%	1.17%
Performance Inception Date	Aug. 25, 2014
WBI BullBear Yield 3000 ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.13%	0.80%		1.02%	0.78%
WBI BullBear Yield 3000 ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.67%	0.92%		1.06%	0.86%
WBI BullBear Quality 3000 ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.51%	5.88%		4.50%	4.02%
Performance Inception Date	Aug. 25, 2014
WBI BullBear Quality 3000 ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		13.49%	5.68%		4.32%	3.85%
WBI BullBear Quality 3000 ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.01%	4.55%		3.54%	3.15%
WBI Power Factor® High Dividend ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.42%	7.54%	7.51%
Performance Inception Date	Dec. 19, 2016
WBI Power Factor® High Dividend ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		7.27%	6.31%	6.17%
WBI Power Factor® High Dividend ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.79%	5.71%	5.66%